TAXATION - Composition of income tax expense (Details)	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
TAXATION
Deferred taxation	¥ (3,760,466)	$ (529,651)	¥ (35,242,565)	¥ (178,951,592)
Change in valuation allowance	3,760,466	529,651	35,242,565	178,951,592
Income tax expense	0	0	0	0
Domestic tax authority
TAXATION
Current income tax expense	0	0	0	0
Deferred taxation	(3,760,466)	(529,651)	(35,242,565)	4,915,611
Change in valuation allowance	¥ 3,760,466	$ 529,651	¥ 35,242,565	(4,915,611)
Foreign tax authority
TAXATION
Deferred taxation				(183,867,203)
Change in valuation allowance				¥ 183,867,203